Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (27,475,000)	$ (20,533,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Net loss on extinguishment of debt	1,794,000	3,345,000
Recognition of deferred revenue	(198,000)	(1,093,000)
Depreciation	195,000	160,000
Amortization of debt discount	163,000	863,000
Stock-based compensation	6,721,000	955,000
Non-cash lease expense	917,000
Net realized gain on sale of marketable securities	(75,000)	0
Gain on sale of equipment		(9,000)
Changes in:
Prepaid expenses and other current assets	688,000	302,000
Accounts payable	(2,468,000)	997,000
Collaboration and device development payable	(767,000)	(510,000)
Accrued expenses	(3,191,000)	(276,000)
Operating lease liabilities	(974,000)
Other liabilities	7,000	18,000
Net cash used in operating activities	(24,663,000)	(15,781,000)
Cash flows from investing activities:
Sale of marketable securities	13,988,000
Purchase of marketable securities		(13,959,000)
Cash acquired in CVie acquisition		223,000
Purchase of property and equipment	(191,000)
Proceeds from sale of property and equipment		9,000
Net cash used in investing activities	13,797,000	(13,727,000)
Cash flows from financing activities:
Proceeds from private placement issuance of securities, net of expenses	22,982,000	32,893,000
Proceeds from loan payable, net of expenses	1,000,000	6,160,000
Repayment of loan payable	(2,063,000)	(160,000)
Proceeds from convertible note payable		1,500,000
Repayment of convertible note payable		(1,500,000)
Payments for taxes related to net share settlements of restricted stock units	(151,000)	(155,000)
Net cash provided by financing activities	21,768,000	38,738,000
Effect of exchange rates on cash and cash equivalents	472,000	88,000
Net increase/(decrease) in cash and cash equivalents	11,374,000	9,318,000
Cash, cash equivalents and restricted cash - beginning of year	11,358,000	2,040,000
Cash, cash equivalents and restricted cash - end of year	22,732,000	11,358,000
Supplementary disclosure of non-cash activity:
Prepayment of insurance through third-party financing	$ 708,000